Investment Objectives and Goals	Dec. 31, 2025
Kennedy Capital ESG SMID Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Kennedy Capital ESG SMID Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Kennedy Capital ESG SMID Cap Fund (the “Fund”) is capital appreciation.
KENNEDY CAPITAL SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Kennedy Capital Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Kennedy Capital Small Cap Growth Fund (the “Fund”) is capital appreciation.
KENNEDY CAPITAL SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Kennedy Capital Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Kennedy Capital Small Cap Value Fund (the “Fund”) is capital appreciation.